LONG-TERM BANK DEBT (Schedule of Aggregate Annual Maturities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
LONG-TERM BANK DEBT [Abstract]
2014	$ 506
2015	500
2016	500
2017	500
2018	375
Long-term bank credit	$ 2,381	$ 39